Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Feb. 28, 2025	Oct. 30, 2024	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Apr. 11, 2018	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Class I Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,207,661			$ 1,256,522		$ 1,266,726		$ 1,100,230		$ 1,070,539		$ 965,905		$ 866,325			$ 918,396	$ 942,628	$ 1,016,939	$ 1,000,000
Class A Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,094			11,565		11,701		10,181		9,934		8,989		8,082			8,592	8,843	9,565	9,422
Class C Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 10,926			11,484		11,698		10,263		10,089		9,193		8,324			8,917	9,246	10,080	10,000
CLASS I SHARES
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,952,537		$ 1,931,196		$ 1,806,850		$ 1,798,498		$ 1,630,403		$ 1,361,865		$ 1,194,884		$ 1,065,000	$ 1,000,000
CLASS A SHARES
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 18,086		17,910		16,800		16,760		15,237		12,759		11,223		10,028	9,425
CLASS C SHARES
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 18,226		18,131		17,115		17,209		15,761		13,298		11,784		10,608	10,000
F/m Emerald Life Sciences Innovation ETF
Account Value [Line Items]
Line Graph and Table Measure Name	F/m Emerald Life Sciences Innovation ETF NAV
Account Value	$ 9,819	$ 10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 3,387,689		$ 2,370,405	$ 2,861,075	$ 1,864,474	$ 2,193,195	$ 1,608,074	$ 2,375,940	$ 1,811,457	$ 2,041,376	$ 1,381,045	$ 1,554,857	$ 1,132,592	$ 1,437,116	$ 1,100,442	$ 1,000,000	$ 1,372,870	$ 1,172,384	$ 938,093	$ 1,000,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 10,274	10,000
Russell 3000 Index Heath Care Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Heath Care Total Return
Account Value	$ 9,961	$ 10,000